Business Combination (Details) - Schedule of the Pro-Forma Consolidated Results of Operations - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Pro-Forma Consolidated Results of Operations [Abstract]
Revenue	$ 6,605,862	$ 13,647,811	$ 25,817,805	$ 31,409,762
Operating income	2,976,937	2,316,765	3,471,094	8,809,272
Net income	$ 1,387,999	$ (949,255)	$ (164,817)	$ 3,522,642
Net income per common share (in Dollars per share)	$ 0.27	$ (0.18)	$ (0.03)	$ 0.67
Weighted Average common shares outstanding (in Shares)	5,235,131	5,235,131	5,235,131	5,220,788